S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Sep. 22, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]

Sponsor and Affiliates Compensation

The following table sets forth the payments received by Sponsor and its affiliates from TVA III prior to or in connection with the completion of the initial business combination and the securities issued by TVA III to Sponsor or its affiliates:

Entity/Individual	Amount of Compensation Received or Securities Issued	Consideration Paid or to be Paid
Sponsor

7,500,000 TVA III Founder Shares and 4,700,000 TVA III Private Placement Warrants

Up to $1,500,000 in Working Capital Loans, which loans are convertible, at the Sponsor’s election, upon the consummation of the business combination into units identical to the TVA III Public Units at a price of $10.00 per unit, rounded down to the nearest whole number. As of September 30, 2026, TVA III has incurred a Working Capital Loan in an aggregate principal amount of $250,000 through the issuance of a convertible unsecured promissory note to the Sponsor.

 Reimbursement for any out-of-pocket expenses related to identifying, investigation and completing an initial business combination

$7,400,000

Working Capital Loans to finance transaction costs in connection with an initial business combination

 Services in connection with identifying, investigating and completing an initial business combination

Sponsor, our officers, directors, or our or their affiliates	Finder’s fee, advisory fee, consulting fee or success fee

Any services they render in order to effectuate the completion of our initial business combination.

We may engage one or more affiliates of our sponsor, officers or directors or their respective affiliates to provide additional services to us after this offering, including, for example, identifying potential targets or providing financial advisory services, and may pay such affiliates fair and reasonable fees or other compensation that would be determined at that time in an arm’s length negotiation.